SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Tables)	12 Months Ended
Dec. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS
Summary of ownership interests in significant subsidiaries

	Accounting	December 31,	December 31,
	method	2018	2017
RTC	Consolidated	100.0%	100.0%
Vodafone Ukraine (VF Ukraine)	Consolidated	100.0%	100.0%
MTS Turkmenistan (Note 11)	Consolidated	100.0%	100.0%
Sibintertelecom	Consolidated	100.0%	100.0%
NVision Group	Consolidated	100.0%	100.0%
Sitronics Telecom Solutions	Consolidated	100.0%	100.0%
NVision Czech Republic	Consolidated	100.0%	100.0%
Sputnikovoe TV	Consolidated	100.0%	100.0%
Stream	Consolidated	100.0%	100.0%
Dega	Consolidated	100.0%	100.0%
Stream Digital	Consolidated	100.0%	100.0%
MTS Energo	Consolidated	100.0%	100.0%
Bashkortostan Cellular Communications (BCC)(1)	Consolidated	—	100.0%
Praliss Enterprises Limited	Consolidated	100.0%	100.0%
MDTZK LLC (Ticketland)	Consolidated	100.0%	—
IT Grad	Consolidated	100.0%	—
Metro-Telecom	Consolidated	95.0%	95.0%
MGTS Group	Consolidated	94.7%	94.7%
MTS Armenia	Consolidated	80.0%	80.0%
Kulturnaya Sluzhba (Ponominalu)	Consolidated	78.2%	—
Navigation Information Systems Group	Consolidated	77.7%	77.7%
MTS Bank (Note 5)	Consolidated	55.4%	26.6%
Oblachny Retail LLC	Consolidated	50.8%	50.8%
MTS International Funding Limited(2) (“MTS International”)	Consolidated	SE	SE
MTS Belarus (Note 16)	Equity	49.0%	49.0%
Sistema Capital	Equity	30.0%	30.0%
Zifrovoe TV	Equity	20.0%	20.0%
OZON Holdings Limited (Note 16)	Equity	18.7%	11.2%
YOUDO Web Technologies (Note 16)	Equity	13.7%	—
(1)	A wholly-owned subsidiary, through which the Group repurchases its own shares.
(2)	Merged with MTS PJSC on November 15, 2018
(3)

A company organized and existing as a private limited company under the laws of Ireland. The Group does not have any equity in MTS International. It was established for the purpose of raising capital through the issuance of debt securities on the Irish Stock Exchange followed by transferring the proceeds through a loan facility to the Group. In 2010 and 2013, MTS International issued USD 750 million 8.625% notes due in 2020 and USD 500 million 5.0% notes due in 2023, respectively (Note 15). The notes are guaranteed by MTS PJSC in the event of default. MTS International does not perform any other activities except those required for notes servicing. The Group bears all costs incurred by MTS International in connection with the notes’ maintenance activities. Accordingly, the Group concluded that it exercises control over the entity.

Schedule of classification of financial assets in accordance with IFRS 9 and IAS 39

	Classification
			December 31,	January 1,
	IAS 39	IFRS 9	2017	2018
Trade and other receivables	Loans and receivables	At amortized cost	28,017	28,017
Accounts receivable, related parties	Loans and receivables	At amortized cost	11,358	11,358
Cash and Cash equivalents	At amortized cost	At amortized cost	30,586	30,586
Assets in Sistema Capital trust management	At fair value through profit or loss	At fair value through profit or loss	9,600	9,600
Notes	Available-for-sale	At fair value through OCI	57	57
Cross-currency swap designated as cash flow hedge	At fair value through OCI	At fair value through OCI	8,403	8,403
Bank deposits	Loans and receivables	At amortized cost	27,836	27,836
Loans	Loans and receivables	At amortized cost	5,415	4,935
Notes	Loans and receivables	At amortized cost	8,480	8,480
Other	Loans and receivables	At amortized cost	1,810	1,810
Total			131,562	131,082

Summary of reconciliation between operating lease commitments discounted at the weighted average rate and lease liability recognized

January 1, 2018
Operating lease commitments	15,135
Operating lease commitments discounted at 8.83%	10,530
Lease liability under IFRS 16	148,897
Difference	138,367
Thereof:
Finance lease liability recognized at December 31, 2017	11,056
Lease liability related to exclusive right to use trademark	1,808
Extention options reasonably certain to be exercised	125,503

Schedule of not applied new and revised IFRSs that have been issued but not yet effective

Amendments to IAS 28	Long-term Interests in Associates and Joint Ventures (1)
IFRIC 23	Uncertainty over Income Tax Treatments (1)
Amendments to IFRS 9	Prepayment Features With Negative Compensation (1)
Amendments IFRSs	Annual Improvements to IFRSs 2015-2017 Cycle (1)
Amendments to Conceptual Framework	Conceptual Framework in IFRS standards (2)
IFRS 17	Insurance Contracts (3)
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture (4)
(1)	Effective for annual periods beginning on or after January 1, 2019, with earlier application permitted.
(2)	Effective for annual periods beginning on or after January 1, 2020, with earlier application permitted.
(3)	Effective for annual periods beginning on or after January 1, 2021, with earlier application permitted.
(4)	The effective date for these amendments was deferred indefinitely. Early adoption continues to be permitted.